UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21323
Investment Company Act File Number

Eaton Vance Limited Duration Income Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

April 30
Date of Fiscal Year End

July 31, 2004
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Limited Duration Income Fund	as of July 31, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 51.1%(1)

Principal Amount	Borrower/Tranche Description	Value

Aerospace and Defense — 0.8%
	Alliant Techsystems, Inc.
3,740,625	Term Loan, Maturing March 31, 2011	3,779,202
	CACI International, Inc.
1,371,563	Term Loan, Maturing May 3, 2011	1,378,420
	Transdigm, Inc.
5,286,750	Term Loan, Maturing July 22, 2010	5,361,922
	United Defense Industries, Inc.
5,273,603	Term Loan, Maturing October 6, 2005	5,323,592
		$15,843,136

Automobile — 2.8%
	Accuride Corp.
4,875,500	Term Loan, Maturing June 13, 2007	4,991,293
	Collins & Aikman Products Co.
919,209	Term Loan, Maturing December 31, 2005	928,860
807,018	Revolving Loan, Maturing December 31, 2005	815,088
1,438,999	Term Loan, Maturing December 31, 2005	1,441,697
	Dayco Products, LLC
3,000,000	Term Loan, Maturing June 23, 2011	3,049,689
	Exide Technologies
1,275,000	Term Loan, Maturing May 5, 2010	1,280,578
1,275,000	Term Loan, Maturing May 5, 2010	1,286,156
	Federal-Mogul Corp.
1,919,081	DIP Loan, Maturing February 6, 2005	1,935,873
5,626,706	Term Loan, Maturing February 24, 2005	5,668,906
	Gleason Corp.
550,000	Term Loan, Maturing July 27, 2011	550,000
	HLI Operating Co., Inc.
5,726,667	Term Loan, Maturing June 3, 2009	5,846,572

	J.L. French Automotive Castings, Inc.
1,336,600	Term Loan, Maturing March 25, 2011	1,343,450
	Key Automotive Group
1,215,000	Term Loan, Maturing June 29, 2010	1,234,365
	Meridian Automotive Systems, Inc.
299,250	Term Loan, Maturing April 27, 2010	298,876
	Metaldyne, Inc.
2,639,686	Term Loan, Maturing December 31, 2009	2,644,636
	Plastech Engineered Products, Inc.
890,690	Term Loan, Maturing March 31, 2010	904,607
	R.J. Tower Corp.
1,750,000	Term Loan, Maturing January 29, 2010	1,790,469
	Tenneco Automotive
2,099,563	Term Loan, Maturing December 12, 2009	2,141,117
949,552	Term Loan, Maturing December 12, 2010	969,136
	The Goodyear Tire & Rubber Co.
2,500,000	Term Loan, Maturing March 31, 2006	2,532,032
8,000,000	Term Loan, Maturing March 31, 2006	8,122,504
	TI Automotive, Ltd.
1,375,000	Term Loan, Maturing June 30, 2011	1,382,734
	TRW Automotive, Inc.
2,010,420	Term Loan, Maturing February 28, 2005	2,034,712
3,063,103	Term Loan, Maturing February 28, 2011	3,120,537
	United Components, Inc.
1,713,333	Term Loan, Maturing June 30, 2010	1,737,962
		$58,051,849

Beverage, Food and Tobacco — 2.5%
	American Seafood Holdings, Inc.
2,366,333	Term Loan, Maturing March 31, 2009	2,376,685
	Constellation Brands, Inc.
1,718,750	Term Loan, Maturing November 30, 2008	1,745,453
	Dean Foods Co.
822,938	Term Loan, Maturing July 15, 2008	823,966
2,244,330	Term Loan, Maturing July 15, 2008	2,246,575
	Del Monte Corp.
2,419,145	Term Loan, Maturing December 20, 2010	2,457,321

	Dr. Pepper/Seven Up Bottling Group, Inc.
3,874,413	Term Loan, Maturing December 19, 2010	3,920,421
	DS Waters Enterprises, L.P.
3,900,000	Term Loan, Maturing November 7, 2009	3,852,471
	Interstate Brands Corp.
812,500	Term Loan, Maturing July 19, 2006	794,896
1,214,750	Term Loan, Maturing July 19, 2007	1,189,695
6,424,688	Term Loan, Maturing July 19, 2007	6,276,117
	Merisant Co.
6,169,224	Term Loan, Maturing January 31, 2010	6,202,384
	Michael Foods, Inc.
1,250,000	Term Loan, Maturing November 20, 2010	1,270,704
3,000,000	Term Loan, Maturing November 20, 2011	3,088,125
	Pierre Merger Corp.
695,000	Term Loan, Maturing June 30, 2010	703,905
	Pinnacle Foods Holdings Corp.
1,098,165	Term Loan, Maturing November 25, 2010	1,114,295
3,889,335	Term Loan, Maturing November 25, 2010	3,946,461
	Reddy Ice Group, Inc.
4,367,000	Term Loan, Maturing July 31, 2009	4,426,138
	Seminis Vegetable Seeds, Inc.
875,289	Term Loan, Maturing September 30, 2009	887,142
	Southern Wine & Spirits of America, Inc.
4,374,352	Term Loan, Maturing June 28, 2008	4,427,667
		$51,750,421

Broadcasting & Entertainment — 5.0%
	Adelphia Communications Corp.
1,986,191	DIP Loan, Maturing March 31, 2005	1,995,708
	Atlantic Broadband Finance, LLC
1,935,000	Term Loan, Maturing February 10, 2011	1,966,142
	Block Communications
748,009	Term Loan, Maturing November 30, 2009	757,360
	Bresnan Communications, LLC
6,500,000	Term Loan, Maturing September 30, 2010	6,597,500
	CanWest Media, Inc.
5,196,154	Term Loan, Maturing August 15, 2009	5,270,849

	Cebridge Connections, Inc.
1,596,000	Term Loan, Maturing February 23, 2010	1,584,030
	Charter Communications Operating, LLC
15,275,000	Term Loan, Maturing April 27, 2011	15,086,934
	Cumulus Media, Inc.
1,000,000	Term Loan, Maturing March 28, 2010	1,012,969
	DirectTV Holdings, LLC
14,866,531	Term Loan, Maturing March 6, 2010	15,089,529
	Emmis Operating Co.
5,575,000	Term Loan, Maturing November 10, 2011	5,642,508
	Gray Television, Inc.
6,284,250	Term Loan, Maturing December 31, 2010	6,351,020
	Insight Midwest Holdings, LLC
9,950,000	Term Loan, Maturing December 31, 2009	10,112,374
1,492,500	Term Loan, Maturing December 31, 2009	1,516,856
	Lions Gate Entertainment, Inc.
3,000,000	Term Loan, Maturing December 31, 2008	3,028,125
	MCC Iowa, LLC
4,000,000	Term Loan, Maturing March 31, 2010	3,996,876
4,500,000	Term Loan, Maturing September 30, 2010	4,553,086
	Nexstar Broadcasting, Inc.
714,359	Term Loan, Maturing December 31, 2010	721,949
280,641	Term Loan, Maturing December 31, 2010	282,921
	NTL, Inc.
2,600,000	Term Loan, Maturing April 13, 2012	2,582,666
	Rainbow Media Holdings, LLC
1,989,968	Term Loan, Maturing March 14, 2008	1,998,467
	Sinclair Television Group, Inc.
1,835,000	Term Loan, Maturing June 30, 2009	1,844,175
2,985,000	Term Loan, Maturing December 31, 2009	3,022,312
	Susquehanna Media Co.
2,000,000	Term Loan, Maturing March 31, 2012	2,026,250
	WMG Acquisition Corp.
6,633,375	Term Loan, Maturing February 28, 2011	6,737,612
		$103,778,218

Buildings and Real Estate — 2.4%
	AIMCO Properties, L.P.
3,915,084	Term Loan, Maturing August 31, 2004	3,959,129
5,000,000	Term Loan, Maturing May 30, 2008	5,046,875
	BRE/Homestead, LLC
4,000,000	Term Loan, Maturing January 11, 2006	3,992,500
	Corrections Corp. of America
2,461,932	Term Loan, Maturing March 31, 2008	2,501,170
	Crown Castle Operating Co.
1,985,000	Term Loan, Maturing September 30, 2010	1,993,408
	DMB/CHII, LLC
1,677,663	Term Loan, Maturing March 3, 2009	1,681,857
	Formica Corp.
78,574	Term Loan, Maturing June 10, 2010	79,753
192,055	Term Loan, Maturing June 10, 2010	194,936
98,218	Term Loan, Maturing June 10, 2010	99,691
286,102	Term Loan, Maturing June 10, 2010	290,393
	Landsource Communities Development, LLC
1,002,000	Term Loan, Maturing March 31, 2010	1,017,656
	NCI Building Systems, Inc.
875,000	Term Loan, Maturing June 18, 2010	886,484
	Newkirk Master, L.P.
1,183,217	Term Loan, Maturing November 24, 2006	1,203,924
	Newkirk Tender Holdings, LLC
4,833,333	Term Loan, Maturing May 25, 2006	4,881,667
1,798,216	Term Loan, Maturing May 25, 2006	1,816,198
	Ply Gem Industries, Inc.
2,162,081	Term Loan, Maturing February 12, 2011	2,170,866
381,544	Term Loan, Maturing February 12, 2011	383,094
	RLC Industries Co.
3,287,241	Term Loan, Maturing February 24, 2010	3,320,113
	St. Marys Cement, Inc.
995,000	Term Loan, Maturing December 4, 2010	1,008,681
	Sugarloaf Mills, LLC
2,000,000	Term Loan, Maturing April 7, 2007	1,995,000
	Tower Financing I, LLC
2,750,000	Term Loan, Maturing July 9, 2008	2,753,437
	WFP Tower A Co., L.P.
4,500,000	Term Loan, Maturing June 12, 2006	4,507,033
	Whitehall Street Real Estate, LP
4,000,000	Term Loan, Maturing September 11, 2006 (2)	4,020,240
		$49,804,105

Cargo Transport — 0.5%
	Horizon Lines, LLC
485,000	Term Loan, Maturing July 7, 2011	493,942
	Quality Distribution, LLC
1,989,975	Term Loan, Maturing November 13, 2009	1,980,025
	RailAmerica, Inc.
635,471	Term Loan, Maturing May 31, 2009	644,923
980,621	Term Loan, Maturing May 31, 2009	995,208
4,331,077	Term Loan, Maturing May 31, 2009	4,395,501
	SIRVA Worldwide, Inc.
2,441,176	Term Loan, Maturing December 31, 2010	2,463,301
		$10,972,900

Chemicals, Plastics and Rubber — 2.3%
	Brenntag AG
2,475,000	Term Loan, Maturing February 27, 2012	2,515,993
	Celanese AG
1,207,177	Term Loan, Maturing June 4, 2011	1,228,052
1,500,000	Term Loan, Maturing December 8, 2011	1,550,625
	CP Kelco U.S., Inc.
1,946,565	Term Loan, Maturing March 31, 2008	1,958,731
1,244,385	Term Loan, Maturing September 30, 2008	1,251,125
	Hercules, Inc.
837,900	Term Loan, Maturing October 8, 2010	844,184
	Huntsman International, LLC
9,014,409	Term Loan, Maturing December 31, 2010	9,162,020
	IMC Global, Inc.
4,721,583	Term Loan, Maturing November 17, 2006	4,745,191
	ISP Chemco, Inc.
1,496,250	Term Loan, Maturing March 27, 2011	1,511,212
	Kosa B.V.
4,581,176	Term Loan, Maturing April 29, 2011	4,652,757
2,018,824	Term Loan, Maturing April 29, 2011	2,050,368
	Kraton Polymers, LLC
3,580,044	Term Loan, Maturing December 5, 2008	3,640,457
	Polymer Group, Inc.
2,500,000	Term Loan, Maturing April 27, 2010	2,520,312
2,500,000	Term Loan, Maturing April 27, 2011	2,509,375
	Ripplewood Phosphorus, LLC
575,000	Term Loan, Maturing July 20, 2011	582,187

	Rockwood Specialties Group, Inc.
3,960,000	Term Loan, Maturing December 8, 2010	3,977,325
	Wellman, Inc.
750,000	Term Loan, Maturing February 10, 2009	763,438
	Westlake Chemical Corp.
2,970,000	Term Loan, Maturing July 31, 2010	3,014,550
		$48,477,902

Containers, Packaging and Glass — 3.5%
	Berry Plastics Corp.
4,725,656	Term Loan, Maturing July 22, 2010	4,812,291
	BWAY Corp.
775,000	Term Loan, Maturing June 30, 2011	788,321
	Consolidated Container Holdings, LLC
1,250,000	Term Loan, Maturing December 15, 2008	1,264,062
	Crown Cork & Seal Americas, Inc.
14,250,000	Term Loan, Maturing September 15, 2008	14,479,339
	Graham Packaging Co.
499,118	Term Loan, Maturing February 16, 2010	502,965
	Graphic Packaging International, Inc.
1,900,000	Term Loan, Maturing August 8, 2008	1,914,250
17,325,000	Term Loan, Maturing August 8, 2009	17,619,161
	Owens-Illinois, Inc.
9,500,000	Term Loan, Maturing April 1, 2007	9,632,601
1,400,000	Term Loan, Maturing April 1, 2008	1,403,791
	Printpack Holdings, Inc.
2,992,481	Term Loan, Maturing April 30, 2009	3,024,276
	Silgan Holdings, Inc.
2,467,638	Term Loan, Maturing December 31, 2008	2,498,868
	Solo Cup Co.
2,957,499	Term Loan, Maturing February 27, 2011	2,995,701
	Stone Container Corp.
9,147,852	Term Loan, Maturing June 30, 2009	9,227,896
1,840,014	Term Loan, Maturing June 30, 2009	1,860,714
	U.S. Can Corp.
1,496,250	Term Loan, Maturing January 10, 2010	1,514,018
		$73,538,254

Diversified Natural Resources, Precious Metals and Minerals — 0.2%
	Compass Minerals Group, Inc.
2,243,208	Term Loan, Maturing November 28, 2009	2,280,127

	Peabody Energy Corp.
1,984,975	Term Loan, Maturing March 31, 2010	2,009,168
		$4,289,295

Diversified/Conglomerate Manufacturing — 2.9%
	AMSCAN Holdings, Inc.
990,000	Term Loan, Maturing April 30, 2012	1,006,087
	Amsted Industries, Inc.
6,435,000	Term Loan, Maturing October 15, 2010	6,587,831
	Chart Industries, Inc.
1,793,937	Term Loan, Maturing September 15, 2009	1,790,573
	Douglas Dynamics Holdings, Inc.
299,425	Term Loan, Maturing March 30, 2010	303,168
900,000	Term Loan, Maturing March 30, 2011	911,250
	Dresser, Inc.
1,717,107	Term Loan, Maturing March 31, 2007	1,753,166
	Enersys Holdings, Inc.
1,655,850	Term Loan, Maturing March 17, 2011	1,684,051
	Flowserve Corp.
4,047,851	Term Loan, Maturing June 30, 2009	4,106,039
	Harbor Freight Tools USA, Inc.
2,350,000	Term Loan, Maturing July 15, 2010	2,378,642
	Interline Brands, Inc.
4,275,000	Term Loan, Maturing November 30, 2009	4,304,391
	Invensys International Holdings, Ltd.
4,091,483	Term Loan, Maturing September 5, 2009	4,160,527
	JohnsonDiversey, Inc.
253,784	Term Loan, Maturing November 30, 2008	257,195
2,600,677	Term Loan, Maturing November 30, 2009	2,645,213
	Koch Cellulose, LLC
551,114	Term Loan, Maturing May 7, 2011	559,037
2,228,301	Term Loan, Maturing May 7, 2011	2,260,333
	MAAX Corp.
930,000	Term Loan, Maturing June 4, 2011	941,625
	MTD Products, Inc.
1,000,000	Term Loan, Maturing June 1, 2010	1,005,313
	Mueller Group, Inc.
2,362,385	Term Loan, Maturing April 23, 2011	2,386,749
	National Waterworks, Inc.
4,270,408	Term Loan, Maturing November 22, 2009	4,331,795

	Panolam Industries, Inc.
500,000	Term Loan, Maturing November 24, 2007	505,000
	Polypore, Inc.
3,375,000	Term Loan, Maturing November 12, 2011	3,436,172
	SPX Corp.
897,436	Term Loan, Maturing September 30, 2008	901,643
5,895,635	Term Loan, Maturing September 30, 2009	5,991,439
	Synthetic Industries, Inc.
998,078	Term Loan, Maturing December 30, 2007	990,593
	The Manitowoc Co.
174,927	Term Loan, Maturing June 30, 2007	176,239
	Trimas Corp.
4,742,720	Term Loan, Maturing December 31, 2009	4,783,233
		$60,157,304

Diversified/Conglomerate Service — 1.3%
	Adams Outdoor Advertising, L.P.
2,650,000	Term Loan, Maturing October 15, 2011	2,684,230
350,000	Term Loan, Maturing April 15, 2012	355,469
	Advanstar Communications, Inc.
359,177	Term Loan, Maturing October 11, 2007	361,497
	Alderwoods Group
775,285	Term Loan, Maturing September 28, 2008	787,884
	Baker & Taylor, Inc.
1,350,000	Term Loan, Maturing May 6, 2011	1,350,000
	Coinmach Laundry Corp.
4,642,194	Term Loan, Maturing July 25, 2009	4,694,419
	Environmental Systems Products Holdings, Inc.
841,558	Term Loan, Maturing December 12, 2008	847,343
1,000,000	Term Loan, Maturing December 12, 2010	1,032,500
	Gate Gourmet Borrower, LLC
1,000,000	Term Loan, Maturing December 31, 2008	1,020,000
	General Binding Corp.
1,175,000	Term Loan, Maturing January 15, 2008	1,177,937
	Geo Group
1,576,753	Term Loan, Maturing July 9, 2009	1,594,492
	Iron Mountain, Inc.
1,684,519	Term Loan, Maturing April 2, 2011	1,698,733

	Nalco Co.
5,502,862	Term Loan, Maturing November 4, 2010	5,594,435
	Pike Electric
555,800	Term Loan, Maturing July 1, 2012	566,221
	United Rentals, Inc.
565,000	Term Loan, Maturing February 14, 2011	576,653
2,817,938	Term Loan, Maturing February 14, 2011	2,871,478
		$27,213,291

Ecological — 1.0%
	Allied Waste Industries, Inc.
8,570,711	Term Loan, Maturing January 15, 2009	8,721,590
1,000,000	Term Loan, Maturing January 15, 2010	1,015,268
6,710,229	Term Loan, Maturing July 15, 2010	6,808,949
	IESI Corp.
1,985,000	Term Loan, Maturing September 30, 2010	2,020,359
	Ionics, Inc.
2,259,455	Term Loan, Maturing February 13, 2011	2,296,171
	Waste Connections
1,000,000	Term Loan, Maturing October 22, 2010	1,011,563
		$21,873,900

Electronics — 1.4%
	AMI Semiconductor
498,744	Term Loan, Maturing September 26, 2008	504,355
	Amphenol Corp.
3,789,474	Term Loan, Maturing May 6, 2010	3,836,842
	Communications & Power Industries, Inc.
1,995,000	Term Loan, Maturing July 23, 2010	2,031,159
	Fairchild Semiconductor Corp.
7,672,500	Term Loan, Maturing June 19, 2008	7,777,997
	Global Cash Access, LLC
666,563	Term Loan, Maturing March 10, 2010	677,811
	InfoUSA, Inc.
875,000	Term Loan, Maturing June 4, 2010	885,937
	Juno Lighting, Inc.
925,091	Term Loan, Maturing November 21, 2010	938,967
	Memec Group, Ltd.
2,125,000	Term Loan, Maturing June 15, 2010	2,125,000
	SecurityCo, Inc.
1,000,000	Term Loan, Maturing June 28, 2010	1,005,000
500,000	Term Loan, Maturing June 28, 2011	502,500

	UGS Corp.
3,830,000	Term Loan, Maturing May 27, 2011	3,871,893
	Xerox Corp.
4,500,000	Term Loan, Maturing September 30, 2008	4,527,657
		$28,685,118

Farming and Agriculture — 0.1%
	The Scotts Co.
1,197,000	Term Loan, Maturing September 30, 2010	1,206,298
		$1,206,298

Grocery — 0.1%
	The Pantry, Inc.
2,310,577	Term Loan, Maturing March 12, 2011	2,345,236
		$2,345,236

Healthcare, Education and Childcare — 4.2%
	Alliance Imaging, Inc.
2,500,000	Term Loan, Maturing June 10, 2008	2,489,845
	Amerisource Bergen Corp.
1,185,294	Term Loan, Maturing March 31, 2005	1,187,517
	Community Health Systems, Inc.
7,883,016	Term Loan, Maturing January 16, 2010	7,903,953
3,970,000	Term Loan, Maturing January 16, 2011	4,024,588
	Concentra Operating Corp.
4,950,000	Term Loan, Maturing June 30, 2009	5,021,156
	Conmed Corp.
3,006,108	Term Loan, Maturing December 15, 2009	3,047,441
	Cross Country Healthcare, Inc.
1,742,036	Term Loan, Maturing June 5, 2009	1,773,067
	Dade Behring Holdings, Inc.
1,993,397	Term Loan, Maturing October 3, 2008	2,018,314
641,624	Term Loan, Maturing October 3, 2008	650,046
	DaVita, Inc.
18,300,673	Term Loan, Maturing March 31, 2009	18,514,718
	DJ Orthopedics, Inc.
975,000	Term Loan, Maturing May 15, 2009	986,578
	Empi Corp.
967,197	Term Loan, Maturing November 24, 2009	973,545

	FHC Health Systems, Inc.
1,300,000	Term Loan, Maturing June 1, 2004	1,311,375
1,857,143	Term Loan, Maturing December 18, 2009	1,875,714
	Fisher Scientific International, LLC
7,012,328	Term Loan, Maturing March 31, 2010	7,051,772
	Global Imaging Systems, Inc.
2,423,759	Term Loan, Maturing May 10, 2010	2,451,027
	Hanger Orthopedic Group, Inc.
498,744	Term Loan, Maturing September 30, 2009	502,692
	Kinetic Concepts, Inc.
3,479,000	Term Loan, Maturing October 3, 2009	3,529,011
	Knowledge Learning Corp.
1,957,314	Term Loan, Maturing May 15, 2010	1,981,780
	Language Line, LLC
3,200,000	Term Loan, Maturing June 11, 2011	3,238,000
	Leiner Health Products, Inc.
1,125,000	Term Loan, Maturing May 27, 2011	1,144,688
	Magellan Health Services, Inc.
444,444	Term Loan, Maturing August 15, 2008	451,111
513,889	Term Loan, Maturing August 15, 2008	521,597
	Multiplan, Inc.
533,663	Term Loan, Maturing March 4, 2009	538,999
	Quintiles Transnational Corp.
2,481,250	Term Loan, Maturing September 25, 2009	2,524,672
	Sunrise Medical Holdings, Inc.
1,070,000	Term Loan, Maturing May 13, 2010	1,074,681
	Team Health
2,244,375	Term Loan, Maturing March 23, 2011	2,271,027
	Triad Hospitals Holdings, Inc.
4,811,487	Term Loan, Maturing September 30, 2008	4,900,500
	Vanguard Health Systems, Inc.
985,000	Term Loan, Maturing May 18, 2009	986,231
	VWR International, Inc.
1,189,933	Term Loan, Maturing April 7, 2011	1,213,881
	Weekly Reader Corp.
1,480,000	Term Loan, Maturing March 18, 2009	1,480,925
		$87,640,451

Home and Office Furnishings, Housewares and Durable Consumer Goods — 0.8%
	Home Interiors & Gifts, Inc.
892,969	Term Loan, Maturing March 31, 2011	863,669

	Sealy Mattress Co.
2,915,972	Term Loan, Maturing April 6, 2012	2,963,963
	Simmons Co.
3,979,259	Term Loan, Maturing December 19, 2011	4,046,409
	Tempur-Pedic, Inc.
4,950,000	Term Loan, Maturing June 30, 2009	5,011,875
	United Industries Corp.
3,895,238	Term Loan, Maturing April 29, 2011	3,960,970
		$16,846,886

Hotels, Motels, Inns and Gaming — 2.1%
	Alliance Gaming Corp.
7,650,000	Term Loan, Maturing September 5, 2009	7,750,406
	Ameristar Casinos, Inc.
3,152,613	Term Loan, Maturing December 31, 2006	3,194,978
	Argosy Gaming Co.
989,796	Term Loan, Maturing June 30, 2008	1,001,241
	Boyd Gaming Corp.
4,985,000	Term Loan, Maturing June 30, 2011	5,051,206
	CNL Hospitality Partners, L.P.
4,831,958	Term Loan, Maturing April 2, 2005	4,831,958
	Isle of Capri Casinos
2,011,139	Term Loan, Maturing April 25, 2008	2,035,918
	Marina District Finance Co.
5,941,777	Term Loan, Maturing December 31, 2007	6,003,673
	Penn National Gaming, Inc.
2,528,853	Term Loan, Maturing July 31, 2006	2,571,212
	Pinnacle Entertainment, Inc.
2,860,316	Term Loan, Maturing December 18, 2009	2,902,626
	Vail Resorts, Inc.
3,950,000	Term Loan, Maturing December 10, 2010	3,998,143
	Venetian Casino Resort, LLC/Las Vegas Sands, Inc
1,960,000	Term Loan, Maturing June 4, 2008	1,987,767
	Wyndham International, Inc.
2,480,921	Term Loan, Maturing June 30, 2004	2,474,498
		$43,803,626

Insurance — 0.6%
	Conseco, Inc.
4,600,000	Term Loan, Maturing June 22, 2010	4,670,440
	Hilb, Rogal & Hobbs Co.
1,979,798	Term Loan, Maturing June 30, 2007	2,007,020
	U.S.I. Holdings Corp.
5,940,000	Term Loan, Maturing August 11, 2008	6,006,825
		$12,684,285

Leisure, Amusement, Entertainment — 2.3%
	AMF Bowling Worldwide, Inc.
2,743,125	Term Loan, Maturing August 27, 2009	2,769,700
	Bombardier Recreational Products, Inc.
2,786,000	Term Loan, Maturing December 18, 2010	2,819,084
1,194,000	Term Loan, Maturing December 18, 2010	1,212,284
	Cinemark, Inc.
1,995,000	Term Loan, Maturing March 31, 2011	2,023,678
	Hollywood Entertainment Corp.
2,462,121	Term Loan, Maturing March 31, 2008	2,476,483
	Metro-Goldwyn-Mayer Studios, Inc.
8,750,000	Term Loan, Maturing April 26, 2011	8,802,500
	New England Sports Ventures, LLC
3,000,000	Term Loan, Maturing February 28, 2005	3,000,000
	Regal Cinemas Corp.
8,656,413	Term Loan, Maturing November 10, 2010	8,770,028
	Six Flags Theme Parks, Inc.
8,338,099	Term Loan, Maturing June 30, 2009	8,442,325
	Universal City Development Partners, L.P.
6,205,282	Term Loan, Maturing June 30, 2007	6,232,430
	Yankees Holdings & YankeeNets, LLC
455,714	Term Loan, Maturing June 25, 2007	461,411
994,286	Term Loan, Maturing June 25, 2007	1,006,714
		$48,016,637

Machinery (Non-Agricultural, Non-Construction, Non-Electronic) — 0.2%
	Colfax Corp.
2,046,562	Term Loan, Maturing May 30, 2009	2,056,795
	Rexnord Corp.
2,328,571	Term Loan, Maturing November 30, 2009	2,359,134
		$4,415,929

Mining, Steel, Iron and Non-Precious Metals — 0.2%
	Consol Energy, Inc.
1,100,000	Term Loan, Maturing June 30, 2010	1,119,250
	Magnequench, Inc.
1,000,000	Term Loan, Maturing September 30, 2009	1,005,000
1,600,000	Term Loan, Maturing December 31, 2009	1,608,000
		$3,732,250

Oil and Gas — 2.0%
	BPL Acquisition, L.P.
1,500,000	Term Loan, Maturing May 4, 2010	1,518,750
	Columbia Natural Resources, LLC
4,125,000	Revolving Loan, Maturing August 28, 2008	4,114,688
	Cumberland Farms, Inc.
2,178,403	Term Loan, Maturing September 8, 2008	2,172,957
4,360,154	Term Loan, Maturing September 8, 2008	4,381,955
	La Grange Acquisition, L.P.
2,500,000	Term Loan, Maturing January 18, 2008	2,539,845
	Lyondell-Citgo Refining, LP
1,990,000	Term Loan, Maturing May 21, 2007	2,029,800
	Magellan Midstream Holdings
2,841,419	Term Loan, Maturing June 17, 2008	2,884,041
	Sprague Energy Corp.
1,964,286	Revolving Loan, Maturing August 10, 2007	1,959,375
	Tesoro Petroleum Corp.
700,000	Term Loan, Maturing June 30, 2009	703,500
	Transwestern Pipeline Co.
1,160,000	Term Loan, Maturing April 30, 2009	1,170,391
	Williams Production RMT Co.
18,315,462	Term Loan, Maturing May 30, 2007	18,586,385
		$42,061,687

Personal and Non-Durable Consumer Products (Manufacturing Only) — 0.8%
	American Safety Razor Co.
518,700	Term Loan, Maturing April 29, 2011	524,860
333,333	Term Loan, Maturing October 29, 2011	335,000
	Church & Dwight Co., Inc.
5,950,000	Term Loan, Maturing May 30, 2011	6,031,813
	Mary Kay Cosmetics, Inc.
1,484,216	Term Loan, Maturing September 30, 2007	1,499,058
	Prestige Brands, Inc.
1,770,563	Term Loan, Maturing April 7, 2011	1,800,441
2,000,000	Term Loan, Maturing April 7, 2011	2,022,500
	Rayovac Corp.
4,290,739	Term Loan, Maturing September 30, 2009	4,347,947
	Revlon Consumer Products Corp.
1,250,000	Term Loan, Maturing July 9, 2010	1,275,195
		$17,836,814

Personal Transportation — 0.5%
	Laidlaw International, Inc.
8,583,289	Term Loan, Maturing June 19, 2009	8,749,590
	NFIL Holdings Corp.
654,762	Term Loan, Maturing February 27, 2010	664,174
2,006,845	Term Loan, Maturing February 27, 2010	2,033,813
		$11,447,577

Personal, Food and Miscellaneous — 1.0%
	AFC Enterprises, Inc.
2,479,440	Term Loan, Maturing May 23, 2009	2,488,738
	Atkins Nutritionals, Inc.
1,930,000	Term Loan, Maturing November 26, 2009	1,896,225
	Buffets, Inc.
418,182	Term Loan, Maturing June 28, 2009	425,500
4,160,909	Term Loan, Maturing June 28, 2009	4,235,676
	CKE Restaurants, Inc.
2,515,120	Term Loan, Maturing July 2, 2008	2,562,278
	Coinstar, Inc.
795,000	Term Loan, Maturing July 7, 2011	808,913
	Domino’s, Inc.
7,716,583	Term Loan, Maturing June 25, 2010	7,850,419
	Jack in the Box, Inc.
1,492,500	Term Loan, Maturing January 8, 2011	1,513,955
		$21,781,704

Printing and Publishing — 3.0%
	American Achievement Corp.
698,250	Term Loan, Maturing March 25, 2011	709,379
	American Media Operations, Inc.
2,354,715	Term Loan, Maturing April 1, 2007	2,389,741
	Appleton Papers, Inc.
2,485,000	Term Loan, Maturing June 11, 2010	2,518,003
	CBD Media, LLC
1,853,486	Term Loan, Maturing December 31, 2009	1,878,199
	Dex Media East, LLC
840,272	Term Loan, Maturing November 8, 2008	850,950
5,115,993	Term Loan, Maturing May 8, 2009	5,202,325
	Dex Media West, LLC
2,376,306	Term Loan, Maturing September 9, 2009	2,410,218
9,209,341	Term Loan, Maturing March 9, 2010	9,392,570
	Freedom Communications Holdings, Inc.
4,750,000	Term Loan, Maturing May 18, 2012	4,827,929

	Jostens, Inc.
3,448,512	Term Loan, Maturing July 15, 2010	3,500,239
	Journal Register Co.
1,915,641	Term Loan, Maturing September 30, 2006	1,915,043
	Liberty Group Operating, Inc.
4,401,923	Term Loan, Maturing April 30, 2007	4,440,440
	Morris Publishing Group, LLC
3,000,000	Term Loan, Maturing September 30, 2010	3,025,314
4,500,000	Term Loan, Maturing March 31, 2011	4,557,659
	Nebraska Book Co.
957,600	Term Loan, Maturing March 4, 2011	968,972
	R.H. Donnelley, Inc.
4,938,643	Term Loan, Maturing June 30, 2010	5,002,692
	Sun Media Corp.
2,656,924	Term Loan, Maturing February 7, 2009	2,685,154
	The Reader’s Digest Association, Inc.
3,042,375	Term Loan, Maturing May 20, 2008	3,094,190
	Transwestern Publishing Co., LLC
883,375	Term Loan, Maturing February 25, 2011	895,246
1,596,000	Term Loan, Maturing February 25, 2011	1,619,442
		$61,883,705

Retail Stores — 1.6%
	CSK Auto, Inc.
3,980,000	Term Loan, Maturing June 20, 2009	4,035,971
	FTD, Inc.
997,500	Term Loan, Maturing February 28, 2011	1,007,475
	General Nutrition Centers, Inc.
2,987,494	Term Loan, Maturing December 5, 2009	3,025,958
	Getty Petroleum Marketing, Inc.
3,350,000	Term Loan, Maturing May 19, 2010	3,406,531
	Oriental Trading Co.
5,401,455	Term Loan, Maturing August 4, 2010	5,458,846
	Petco Animal Supplies, Inc.
989,965	Term Loan, Maturing October 2, 2008	1,003,268
	Rent-A-Center, Inc.
2,590,693	Term Loan, Maturing June 30, 2010	2,624,696
	Rite Aid Corp.
12,618,375	Term Loan, Maturing April 30, 2008	12,905,443
		$33,468,188

Telecommunications — 3.5%
	American Tower, L.P.
6,375,000	Term Loan, Maturing August 31, 2011	6,476,605
	Centennial Cellular Operating Co., LLC
2,842,875	Term Loan, Maturing February 9, 2011	2,860,390
	Cincinnati Bell, Inc.
9,782,763	Term Loan, Maturing June 30, 2008	9,900,156
	Consolidated Communications, Inc.
1,300,000	Term Loan, Maturing October 14, 2010	1,303,250
2,125,000	Term Loan, Maturing April 14, 2012	2,165,509
	Dobson Cellular Systems, Inc.
2,987,475	Term Loan, Maturing March 31, 2010	2,997,277
	Nextel Finance Co.
12,428,812	Term Loan, Maturing December 15, 2010	12,528,106
	Nextel Partners Operating Corp.
4,800,000	Term Loan, Maturing May 31, 2011	4,883,400
	NTELOS, Inc.
997,461	Term Loan, Maturing July 25, 2008	987,487
	Qwest Corp.
17,500,000	Term Loan, Maturing June 30, 2007	18,183,603
	SBA Senior Finance, Inc.
1,601,131	Term Loan, Maturing October 31, 2008	1,615,391
	Spectrasite Communications, Inc.
3,235,362	Term Loan, Maturing June 30, 2006	3,284,472
	Western Wireless Corp.
5,400,000	Term Loan, Maturing May 28, 2011	5,483,894
		$72,669,540

Textiles and Leather — 0.1%
	St. John Knits International, Inc.
2,276,900	Term Loan, Maturing July 31, 2007	2,294,332
		$2,294,332

Utilities — 1.4%
	Allegheny Energy Supply Co., LLC
4,588,500	Term Loan, Maturing March 8, 2011	4,664,210
	CenterPoint Energy, Inc.
9,656,930	Term Loan, Maturing October 7, 2006	9,787,704
	Cogentrix Delaware Holdings, Inc.
1,745,625	Term Loan, Maturing February 26, 2009	1,773,991

	Dynegy Holdings, Inc.
4,450,000	Term Loan, Maturing May 28, 2010	4,537,612
	NRG Energy, Inc.
1,692,839	Term Loan, Maturing June 23, 2010	1,755,793
2,999,830	Term Loan, Maturing June 23, 2010	3,111,387
	NUI Utilities, Inc.
399,590	Term Loan, Maturing November 24, 2004	400,339
2,037,910	Term Loan, Maturing November 24, 2004	2,041,731
	Teton Power Funding, LLC
2,269,231	Term Loan, Maturing March 12, 2011	2,293,341
		$30,366,108
Total Senior, Floating Rate Interests
(identified cost $1,058,344,574)		$1,068,936,946

Mortgage Pass-Throughs — 48.3%

Principal Amount (000’ommitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
1,566	6.00%, with maturity at 2026 (5)	1,623,092
37,432	6.50%, with various maturities to 2025 (5)	39,338,544
32,746	7.00%, with various maturities to 2027 (5)	34,846,133
2,034	7.13%, with maturity at 2023 (5)	2,170,334
69,249	7.50%, with various maturities to 2028 (5)	74,603,444
2,809	7.65%, with maturity at 2022	3,054,362
694	7.70%, with maturity at 2022	756,145
48,184	8.00%, with various maturities to 2030	52,541,799
28,325	8.50%, with various maturities to 2030	31,250,288
432	8.75%, with maturity at 2010	463,949
9,744	9.00%, with various maturities to 2023	10,793,688
12,250	9.50%, with various maturities to 2025	13,821,319
5,832	10.00%, with various maturities to 2022	6,707,371
2,445	10.50%, with various maturities to 2021	2,835,783
230	11.00%, with maturity at 2015	263,370
421	11.50%, with various maturities to 2020	489,726
249	12.00%, with maturity at 2019	293,946

1,432	12.50%, with various maturities to 2015	1,705,171
633	13.00%, with maturity at 2015	768,383
63	13.50%, with maturity at 2014	75,695
209	14.00%, with maturity at 2014	260,655
		$278,663,197
	Federal National Mortgage Assn.:
1,582	6.00%, with maturity at 2023	1,637,160
108,045	6.50%, with various maturities to 2029 (3)	113,263,701
1,322	6.75%, with maturity at 2023	1,402,962
75,838	7.00%, with various maturities to 2028	80,580,518
14,708	7.50%, with various maturities to 2026	15,815,214
31,072	8.00%, with various maturities to 2028	33,830,141
232	8.25%, with maturity at 2018	254,985
18,618	8.50%, with various maturities to 2027	20,541,428
2,898	8.616%, with maturity at 2029	3,221,347
4,248	8.802%, with maturity at 2019	4,725,816
31,695	9.00%, with various maturities to 2026	35,390,718
1,842	9.176%, with maturity at 2024	2,064,230
13,481	9.50%, with various maturities to 2030	15,202,757
6,082	10.00%, with various maturities to 2021	7,009,581
5,232	10.233%, with maturity at 2019	5,982,681
2,672	10.50%, with various maturities to 2025	3,106,135
2,350	11.00%, with various maturities to 2020	2,739,454
270	11.25%, with maturity at 2016	316,006
5,883	11.50%, with various maturities to 2021	6,909,538
15	11.75%, with maturity at 2014	18,307
839	12.00%, with various maturities to 2016	996,207
715	12.50%, with various maturities to 2015	853,589
785	13.00%, with various maturities to 2015	949,428
271	13.50%, with various maturities to 2017	333,903
101	14.50%, with maturity at 2014	125,276
		$357,271,082

	Government National Mortgage Assn.:
10,468	6.00%, with maturity at 2024	10,859,549
94,519	6.50%, with various maturities to 2024 (3)	99,332,548

17,891	7.00%, with various maturities to 2024	19,044,252
20,021	8.00%, with various maturities to 2025	21,844,324
5,213	8.50%, with various maturities to 2022	5,772,142
23,966	9.00%, with various maturities to 2026	26,791,876
33,656	9.50%, with various maturities to 2026	38,108,281
2,300	10.00%, with maturity at 2019	2,669,345
		$224,422,317

	Collateralized Mortgage Obligations:
1,364	Federal Home Loan Mortgage Corp., Series 1289, Class PV, 7.50%, 6/15/22	1,444,138
7,792	Federal Home Loan Mortgage Corp., Series 1497, Class K, 7.00%, 4/15/23	8,230,124
12,133	Federal Home Loan Mortgage Corp., Series 1529, Class Z, 7.00%, 6/15/23	12,844,413
3,907	Federal Home Loan Mortgage Corp., Series 1650, Class K, 6.50%, 1/15/24	4,139,430
17,133	Federal Home Loan Mortgage Corp., Series 1730, Class Z, 7.00%, 5/15/24	18,148,626
4,300	Federal Home Loan Mortgage Corp., Series 24, Class J, 6.25%, 11/25/23	4,504,529
1,406	Federal National Mortgage Assn., Series 1988-14, Class I, 9.20%, 6/25/18	1,565,849
1,356	Federal National Mortgage Assn., Series 1989-1, Class D, 10.30%, 1/25/19	1,543,593
2,909	Federal National Mortgage Assn., Series 1989-34, Class Y, 9.85%, 7/25/19	3,297,972
627	Federal National Mortgage Assn., Series 1990-29, Class J, 9.00%, 3/25/20	695,698
3,201	Federal National Mortgage Assn., Series 1990-43, Class Z, 9.50%, 4/25/20	3,608,915
1,142	Federal National Mortgage Assn., Series 1991-98, Class J, 8.00%, 8/25/21	1,242,436
619	Federal National Mortgage Assn., Series 1992-103, Class Z, 7.50%, 6/25/22	664,710
1,148	Federal National Mortgage Assn., Series 1992-113, Class Z, 7.50%, 7/25/22	1,234,281

4,825	Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, 2/25/23	5,173,111
4,292	Federal National Mortgage Assn., Series 1993-22, Class PM, 7.40%, 2/25/23	4,629,332
6,148	Federal National Mortgage Assn., Series 1993-25, Class J, 7.50%, 3/25/23	6,591,853
13,998	Federal National Mortgage Assn., Series 1993-30, Class PZ, 7.50%, 3/25/23	15,009,598
10,422	Federal National Mortgage Assn., Series 1994-89, Class ZQ, 8.00%, 7/25/24	11,295,545
10,828	Federal National Mortgage Assn., Series 1996-57, Class Z, 7.00%, 12/25/26	11,498,177
10,858	Federal National Mortgage Assn., Series 2001-37, Class GA, 8.00%, 7/25/16	11,777,919
7,346	Federal National Mortgage Assn., Series G93-29, Class Z, 7.00%, 8/25/23	7,783,022
9,000	Government National Mortgage Assn., Series 2002-45, Class PG, 6.00%, 3/17/32	9,321,210
3,981	Merrill Lynch Trust, Series 45, Class Z, 9.10%, 9/20/20	4,242,263

Total Mortgage Pass-Throughs (identified cost $1,020,981,098)		$1,010,843,340

Corporate Bonds & Notes — 46.4%

Principal Amount (000’s ommitted)	Security	Value

Aerospace and Defense — 0.9%
	Argo Tech Corp., Sr. Notes
1,815	9.25%, 6/1/11 (4)	1,914,825
	Armor Holdings, Inc., Sr. Sub. Notes
1,895	8.25%, 8/15/13	2,046,600
	Dunlop Stand Aero Holdings, Sr. Notes
5,292	11.875%, 5/15/09	5,635,980
1,584	11.875%, 5/15/09 (4)	1,686,960
	Sequa Corp.
5,350	8.875%, 4/1/08	5,724,500

	Titan Corp.
1,000	8.00%, 5/15/11	1,015,000
	Vought Aircraft, Inc., Sr. Notes
1,000	8.00%, 7/15/11 (4)	985,000
		$19,008,865

Airlines — 0.7%
	American Airlines
3,000	7.80%, 10/1/06	2,698,848
525	8.608%, 4/1/11	472,547
	AMR Corp., Debs.
2,970	9.00%, 8/1/12	2,108,700
	Continental Airlines
475	8.00%, 12/15/05	418,000
	Delta Air Lines
5,200	7.70%, 12/15/05	2,990,000
	Delta Air Lines, Series 00-1
3,910	7.779%, 11/18/05	2,417,749
	Delta Air Lines, Series 02-1
643	7.779%, 1/2/12	316,450
	Northwest Airlines, Inc., Sr. Notes
3,465	9.875%, 3/15/07	2,616,075
		$14,038,369

Apparel — 0.6%
	J Crew Operating Corp., Sr. Sub. Notes
3,885	10.375%, 10/15/07	3,982,125
	Levi Strauss & Co.
455	7.00%, 11/1/06	443,625
	Perry Ellis International, Inc., Sr. Sub. Notes, Series B
3,795	8.875%, 9/15/13	3,975,262
	Phillips Van-Heusen, Sr. Notes
1,175	7.25%, 2/15/11 (4)	1,204,375
2,500	8.125%, 5/1/13	2,637,500
		$12,242,887

Automobile — 1.9%
	Dana Corp.
8,375	10.125%, 3/15/10	9,589,375
	Keystone Automotive Operations, Inc., Sr. Sub. Notes
1,020	9.75%, 11/1/13	1,096,500
	Metaldyne Corp.
2,855	11.00%, 6/15/12	2,555,225
	Metaldyne, Inc., Sr. Notes
2,215	10.00%, 11/1/13 (4)	2,226,075
	Sonic Automotive, Inc., Sr. Sub. Notes
1,600	8.625%, 8/15/13	1,652,000

	Tenneco Automotive, Global Shares, Series B
10,430	10.25%, 7/15/13	11,942,350
	Tenneco Automotive, Inc., Series B
2,470	11.625%, 10/15/09	2,661,425
	TRW Automotive, Inc., Sr. Notes
2,230	9.375%, 2/15/13	2,553,350
	TRW Automotive, Inc., Sr. Sub. Notes
3,900	11.00%, 2/15/13	4,699,500
	United Components, Inc., Sr. Sub. Notes
990	9.375%, 6/15/13	1,049,400
		$40,025,200

Beverage, Food and Tobacco — 1.2%
	Jean Coutu Group, Inc., Sr. Sub. Notes
4,835	8.50%, 8/1/14 (4)	4,816,869
	Merisant Co., Sr. Notes
3,155	9.50%, 7/15/13 (4)	3,328,525
	Michael Foods, Sr. Sub. Notes
1,125	8.00%, 11/15/13	1,178,437
	Pierre Foods Inc., Sr. Sub. Notes
2,795	9.875%, 7/15/12 (4)	2,843,912
	Pinnacle Foods Holdings Corp., Sr. Sub. Notes
250	8.25%, 12/1/13 (4)	241,250
3,725	8.25%, 12/1/13 (4)	3,594,625
	Reddy Ice Group, Inc., Sr. Sub. Notes
2,240	8.875%, 8/1/11	2,368,800
	Stater Brothers Holdings, Sr. Notes
5,500	8.125%, 6/15/12 (4)	5,651,250
	WH Holdings Ltd. and WH Capital Corp., Sr. Notes
1,865	9.50%, 4/1/11	1,958,250
		$25,981,918

Broadcasting & Entertainment — 3.7%
	Cablevision Systems Corp., Sr. Notes
235	8.00%, 4/15/12 (4)	232,062
	CanWest Media, Inc., Sr. Sub. Notes
11,000	10.625%, 5/15/11	12,512,500
	CCO Holdings LLC / CCO Capital Corp., Senior Notes
2,000	8.75%, 11/15/13	1,930,000

	Charter Communications Holdings, LLC, Sr. Notes
2,520	10.25%, 1/15/10	1,971,900
	Charter Communications, Inc.
740	5.75%, 10/15/05	677,100
	Corus Entertainment, Inc., Sr. Sub. Notes
880	8.75%, 3/1/12	946,000
	CSC Holdings, Inc., Sr. Notes
2,970	7.875%, 12/15/07	3,133,350
5,000	8.125%, 7/15/09	5,225,000
	CSC Holdings, Inc., Sr. Sub. Notes
6,605	10.50%, 5/15/16	7,430,625
	Echostar DBS Corp., Sr. Notes
10,000	4.85%, 10/1/08	10,450,000
	Insight Communications, Sr. Disc. Notes
6,290	12.25%, 2/15/11	5,503,750
	Insight Midwest Holdings, LLC, Sr. Notes
4,480	10.50%, 11/1/10	4,804,800
	Kabel Deutschland GMBH
8,220	10.625%, 7/1/14 (4)	8,466,600
	Muzak Holdings LLC
1,310	9.875%, 3/15/09	995,600
	Muzak LLC/Muzak Finance, Sr. Notes
7,365	10.00%, 2/15/09	6,518,025
	Nexstar Finance Holdings LLC, Inc.
330	12.00%, 4/1/08	364,650
	Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes
3,450	11.375%, 4/1/13	2,484,000
	NTL Cable PLC, Sr. Notes
290	8.75%, 4/15/14 (4)	302,325
	Paxson Communications Corp.
3,000	4.35%, 1/15/10 (4)	3,026,250
		$76,974,537

Building and Construction — 0.9%
	Dayton Superior Corp., Sr. Notes
7,000	10.75%, 9/15/08	7,210,000
	Koppers, Inc.
1,835	9.875%, 10/15/13	2,036,850
	Ply Gem Industries, Inc., Sr. Sub. Notes
2,625	9.00%, 2/15/12 (4)	2,664,375
	WCI Communities, Inc., Sr. Sub. Notes
6,000	7.875%, 10/1/13	6,165,000
		$18,076,225

Building Materials — 0.2%
	Nortek Holdings, Inc., Sr. Notes, (0% until 2007)
4,145	10.00%, 5/15/11 (4)	3,485,945
		$3,485,945

Buildings and Real Estate — 0.5%
	CB Richard Ellis Services, Inc., Sr. Notes
1,717	9.75%, 5/15/10	1,897,285
	CB Richard Ellis Services, Inc., Sr. Sub. Notes
2,600	11.25%, 6/15/11	2,990,000
	Crown Castle Operating Co., Sr. Notes
5,000	10.75%, 8/1/11	5,625,000
		$10,512,285

Business Services — 0.9%
	Affinity Group, Inc., Sr. Sub. Notes
3,450	9.00%, 2/15/12 (4)	3,592,312
	Allied Security Escrow, Sr. Sub. Notes
675	11.375%, 7/15/11 (4)	702,000
	Mobile Mini, Inc.
2,090	9.50%, 7/1/13	2,299,000
	Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
4,660	9.875%, 8/15/11	5,056,100
	United Rentals North America, Inc., Sr. Sub. Notes
2,250	7.00%, 2/15/14	2,064,375
	Williams Scotsman, Inc.
3,000	9.875%, 6/1/07	2,985,000
	Williams Scotsman, Inc., Sr. Notes
1,375	10.00%, 8/15/08	1,498,750
		$18,197,537

Cargo Transport — 0.3%
	Horizon Lines, LLC
4,380	9.00%, 11/1/12 (4)	4,566,150
	Quality Distribution LLC/QD Capital Corp.
1,045	9.00%, 11/15/10 (4)	1,020,181
		$5,586,331

Chemicals, Plastics and Rubber — 3.2%
	Acetex Corp., Sr. Notes
3,000	10.875%, 8/1/09	3,300,000

	Avecia Investments Ltd.
1,212	11.00%, 7/1/09	933,240
	Equistar Chemical, Sr. Notes
7,000	10.625%, 5/1/11	7,805,000
	Huntsman Advanced Materials, Sr. Notes
905	11.00%, 7/15/10 (4)	1,031,700
	Huntsman International
6,000	9.875%, 3/1/09	6,435,000
	Huntsman LLC
6,825	11.625%, 10/15/10	7,626,937
	IMC Global, Inc.
6,775	11.25%, 6/1/11	7,892,875
	Lyondell Chemical Co.
1,830	9.50%, 12/15/08	1,923,787
4,790	9.50%, 12/15/08	5,035,487
	Lyondell Chemical Co., Series A
3,170	9.625%, 5/1/07	3,364,162
	Lyondell Chemical Co., Series B
2,680	9.875%, 5/1/07	2,824,050
	OM Group, Inc.
11,025	9.25%, 12/15/11	11,328,187
	Rhodia SA, Sr. Notes
6,450	10.25%, 6/1/10 (4)	6,611,250
	Rockwood Specialties Group, Sr. Sub. Notes
1,185	10.625%, 5/15/11	1,279,800
		$67,391,475

Computer Services — 0.4%
	DigitalNet, Inc., Sr. Notes
5,178	9.00%, 7/15/10	5,553,405
	UGS Corp., Sr. Sub. Notes
2,265	10.00%, 6/1/12 (4)	2,412,225
		$7,965,630

Computers - Integrated Systems — 0.0%
	Activant Solutions, Inc., Sr. Notes
1,000	10.50%, 6/15/11	1,051,250
		$1,051,250

Consumer Products — 0.2%
	Fedders North America, Inc., Sr. Notes
2,585	9.875%, 3/1/14	2,145,550
	Jostens Holding Corp., Sr. Disc. Notes
1,250	10.25%, 12/1/13	831,250
	Samsonite Corp., Sr. Sub. Notes
1,380	8.875%, 6/1/11 (4)	1,411,050
		$4,387,850

Containers and Packaging — 0.1%
	Tekni-Plex, Inc., Sr. Notes
1,755	8.75%, 11/15/13 (4)	1,708,931
		$1,708,931

Containers, Packaging and Glass — 2.3%
	Anchor Glass Container Corp.
5,000	11.00%, 2/15/13	5,750,000
	Crown Euro Holdings SA
20,495	10.875%, 3/1/13	23,620,487
	Graphic Packaging International Corp., Sr. Sub. Notes
3,265	9.50%, 8/15/13	3,607,825
	Intertape Polymer US, Inc., Sr. Sub. Notes
3,235	8.50%, 8/1/14 (4)	3,202,650
	Plastipak Holdings, Inc.
3,915	10.75%, 9/1/11	4,233,094
	Pliant Corp.
2,775	0.00%, 6/15/09	2,469,750
	Solo Cup Co., Sr. Sub. Notes
2,725	8.50%, 2/15/14 (4)	2,520,625
	Stone Container Corp., Sr. Notes
1,150	7.375%, 7/15/14 (4)	1,164,375
	US Can Corp., Sr. Notes
1,230	10.875%, 7/15/10	1,266,900
		$47,835,706

Diversified/Conglomerate Manufacturing — 1.2%
	AMSCAN Holdings, Inc., Sr. Sub. Notes
1,445	8.75%, 5/1/14 (4)	1,448,612
	Amsted Industries, Inc., Sr. Notes
7,150	10.25%, 10/15/11 (4)	7,757,750
	Dresser, Inc.
9,200	9.375%, 4/15/11	10,005,000
	MAAX Corp., Sr. Sub. Notes
1,150	9.75%, 6/15/12 (4)	1,198,875
	Mueller Group, Inc., Sr. Sub. Notes
2,625	10.00%, 5/1/12 (4)	2,769,375
	National Waterworks, Inc., Series B
1,500	10.50%, 12/1/12	1,702,500
		$24,882,112

Diversified/Conglomerate Service — 0.8%
	Advanstar Communications, Inc.
6,451	9.22%, 8/15/08	6,806,069
6,980	10.75%, 8/15/10	7,747,800
	Nalco Co., Sr. Sub. Notes
2,960	8.875%, 11/15/13 (4)	3,122,800
		$17,676,669

Electronics — 1.1%
	Danka Business Systems, Sr. Notes
2,350	11.00%, 6/15/10	2,455,750
	Hexcel Corp.
1,520	9.875%, 10/1/08	1,698,600
	Hexcel Corp., Sr. Sub. Notes
525	9.75%, 1/15/09	553,875
	Sanmina-SCI Corp., Sr. Notes
5,000	10.375%, 1/15/10	5,687,500
	Wesco Distribution Inc.
5,000	9.125%, 6/1/08	5,175,000
	Xerox Corp.
3,000	9.75%, 1/15/09	3,435,000
	Xerox Corp., Sr. Notes
1,855	7.125%, 6/15/10	1,910,650
1,485	7.625%, 6/15/13	1,529,550
		$22,445,925

Engineering — 0.0%
	Shaw Group, Inc., Sr. Notes
675	10.75%, 3/15/10	671,625
		$671,625

Financial Services — 0.7%
	BCP Caylux Holdings, Sr. Sub. Notes
4,770	9.625%, 6/15/14 (4)	4,996,575
	Carlyle High Yield Partners, Series 2004-6A, Class C
1,000	4.36%, 8/15/16 (4)	1,000,000
	Dryden Leveraged Loan, Series 2004-6A, Class C1
1,500	4.055%, 7/30/16 (4)	1,500,000
	E*Trade Financial Corp., Sr. Notes
2,880	8.00%, 6/15/11 (4)	2,908,800
	Refco Finance Holdings LLC, Sr. Sub. Notes
4,225	9.00%, 8/1/12 (4)	4,246,125
		$14,651,500

Foods — 0.3%
	Burns Philip Capital Property Ltd.
1,330	9.50%, 11/15/10	1,423,100
	UAP Holding Corp., Sr. Disc. Notes, (0% until 2008)
5,535	0.00%, 7/15/12 (4)	4,372,650
		$5,795,750

Healthcare, Education and Childcare — 3.4%
	Alaris Medical Systems, Inc., Sr. Sub. Notes
645	7.25%, 7/1/11	723,161
	Ardent Health Services Inc., Sr. Sub. Notes
6,995	10.00%, 8/15/13	7,624,550
	Concentra Operating Corp., Sr. Notes
7,000	9.50%, 8/15/10	7,630,000
	Medquest, Inc.
6,000	11.875%, 8/15/12	6,870,000
	National Nephrology Association, Sr. Sub. Notes
2,000	9.00%, 11/1/11 (4)	2,317,500
	Pacificare Health System
7,017	10.75%, 6/1/09	7,999,380
	Quintiles Transational Corp., Sr. Sub. Notes
9,690	10.00%, 10/1/13	10,004,925
	Rotech Healthcare, Inc.
3,675	9.50%, 4/1/12	3,923,062
	Tenet Healthcare Corp.
6,500	7.375%, 2/1/13	6,045,000
	Tenet Healthcare Corp., Sr. Notes
2,620	9.875%, 7/1/14 (4)	2,734,625
	Vanguard Health Systems
10,000	9.75%, 8/1/11	11,550,000
	VWR International, Inc., Sr. Sub. Notes
3,270	8.00%, 4/15/14 (4)	3,351,750
		$70,773,953

Home and Office Furnishings, Housewares and Durable Consumer Goods — 0.1%
	Home Interiors & Gifts, Inc.
1,835	10.125%, 6/1/08	1,835,000
		$1,835,000

Hotels, Motels, Inns and Gaming — 2.7%
	Chukchansi EDA, Sr. Notes
800	14.50%, 6/15/09 (4)	1,002,000
	Host Marriott L.P., Series I
3,505	9.50%, 1/15/07	3,846,737

	Inn of the Mountain Gods, Sr. Notes
5,230	12.00%, 11/15/10	5,883,750
	John Q Hamons Hotels/Finance, Series B
3,500	8.875%, 5/15/12	3,871,875
	Majestic Star Casino LLC
5,975	9.50%, 10/15/10	6,064,625
	MGM Grand, Inc.
1,125	6.875%, 2/6/08	1,203,750
	MTR Gaming Group, Series B
2,500	9.75%, 4/1/10	2,662,500
	OED Corp./Diamond Jo LLC
3,830	8.75%, 4/15/12 (4)	3,762,975
	Penn National Gaming, Inc, Sr. Sub. Notes
850	11.125%, 3/1/08	932,875
	Sun International Hotels, Sr. Sub. Notes
4,000	8.875%, 8/15/11	4,320,000
	Trump Holdings and Funding, Sr. Notes
6,545	11.625%, 3/15/10	6,724,987
	Venetian Casino Resort, LLC/Las Vegas Sands, Inc.
5,995	11.00%, 6/15/10	6,864,275
	Waterford Gaming LLC, Sr. Notes
9,406	8.625%, 9/15/12 (4)	10,064,420
		$57,204,769

Information Technology — 0.3%
	New ASAT (Finance) Ltd., Sr. Notes
2,490	9.25%, 2/1/11 (4)	2,402,850
	Stratus Technologies, Inc., Sr. Notes
5,060	10.375%, 12/1/08 (4)	4,933,500
		$7,336,350

Leisure, Amusement, Entertainment — 2.0%
	AMF Bowling Worldwide, Sr. Sub. Notes
925	10.00%, 3/1/10 (4)	959,687
	LCE Acquisition Corp., Sr. Sub. Notes
3,340	9.00%, 8/1/14 (4)	3,306,600
	Premier Entertainment Biloxi LLC/Premier Finance Biloxi Corp.
475	10.75%, 2/1/12 (4)	503,500
	Royal Caribbean Cruises, Sr. Notes
11,010	8.75%, 2/2/11	12,441,300

	Six Flags Theme Parks, Inc., Sr. Notes
1,000	8.875%, 2/1/10	932,500
5,920	9.75%, 4/15/13	5,505,600
3,755	9.625%, 6/1/14	3,501,537
	True Temper Sports, Inc., Sr. Sub. Notes
700	8.375%, 9/15/11	710,500
	Universal City Development Partners, Sr. Notes
12,500	11.75%, 4/1/10	14,562,500
		$42,423,724

Machinery — 1.1%
	Case New Holland, Inc., Sr. Notes
7,135	9.25%, 8/1/11 (4)	7,759,313
	Manitowoc Co., Inc. (The)
1,500	10.50%, 8/1/12	1,721,250
	Terex Corp.
8,645	10.375%, 4/1/11	9,704,013
	Thermadyne Holdings Corp., Sr. Sub. Notes
4,575	9.25%, 2/1/14	4,597,875
		$23,782,451

Manufacturing — 0.6%
	Aearo Co. I, Sr. Sub. Notes
1,665	8.25%, 4/15/12 (4)	1,706,625
	General Cable Corp., Sr. Notes
1,510	9.50%, 11/15/10	1,653,450
	Oxford Industries, Inc., Sr. Notes
9,500	8.875%, 6/1/11 (4)	10,165,000
		$13,525,075

Medical Products — 0.2%
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
2,960	8.75%, 2/15/12 (4)	2,886,000
	Medical Device Manufacturing, Inc., Sr. Sub. Notes
2,160	10.00%, 7/15/12 (4)	2,224,800
		$5,110,800

Metals - Industrial — 0.2%
	AK Steel Corp.
2,000	7.75%, 6/15/12	1,860,000
	Ispat Inland ULC, Sr. Notes
3,235	9.75%, 4/1/14 (4)	3,356,313
		$5,216,313

Oil and Gas — 0.5%
	Belden & Blake Corp., Sr. Notes
675	8.75%, 7/15/12 (4)	691,031
	Continental Resources
2,770	10.25%, 8/1/08	2,880,800
	Gulfterra Energy Partner, Series B
1,233	8.50%, 6/1/10	1,356,300
	Sonat, Inc.
5,000	7.625%, 7/15/11	4,575,000
		$9,503,131

Oil and Gas - Equipment and Services — 0.5%
	Hanover Compressor Co., Sr. Sub. Notes
4,880	0.00%, 3/31/07	4,001,600
	Parker Drilling Co., Sr. Notes
910	9.625%, 10/1/13	960,050
	Premcor Refining Group, Sr. Sub. Notes
1,265	7.75%, 2/1/12	1,350,388
	Transmontaigne, Inc., Sr. Sub. Notes
4,800	9.125%, 6/1/10	5,208,000
		$11,520,038

Paper and Forest Products — 2.1%
	Caraustar Industries, Inc., Sr. Sub. Notes
3,180	9.875%, 4/1/11	3,307,200
	Georgia-Pacific Corp.
15,225	9.50%, 12/1/11	18,270,000
	MDP Acquisitions/JSG Funding PLC, Sr. Notes
17,180	9.625%, 10/1/12	19,327,500
	Newark Group, Inc., Sr. Sub. Notes
2,785	9.75%, 3/15/14 (4)	2,687,525
		$43,592,225

Personal and Non-Durable Consumer Products (Manufacturing Only) — 0.2%
	Rayovac Corp., Sr. Sub. Notes
4,025	8.50%, 10/1/13	4,276,563
		$4,276,563

Printing and Publishing — 0.9%
	American Media Operations, Inc.
2,040	8.875%, 1/15/11	2,034,900
	American Media, Inc., Series B
4,900	10.25%, 5/1/09	5,145,000

	Dex Media West LLC, Sr. Sub. Notes
5,655	9.875%, 8/15/13	6,404,288
	Hollinger Participation Trust, Sr. Notes, (PIK)
1,640	12.125%, 11/15/10 (4)	1,927,000
	Houghton Mifflin Co., Sr. Sub. Notes
960	9.875%, 2/1/13	991,200
	Liberty Group Operating, Inc.
1,380	9.375%, 2/1/08	1,390,350
		$17,892,738

REITS — 0.1%
	Omega Healthcare Investors, Inc., Sr. Notes
1,165	7.00%, 4/1/14 (4)	1,115,488
		$1,115,488

Retail - Truck Stop — 0.1%
	Petro Stopping Centers LP/Petro Financial Corp., Sr. Notes
1,795	9.00%, 2/15/12	1,830,900
		$1,830,900

Retail Stores — 0.6%
	General Nutrition Centers, Sr. Sub. Notes
1,250	8.50%, 12/1/10 (4)	1,271,875
	Mothers Work, Inc.
1,100	11.25%, 8/1/10	1,111,000
	PCA LLC/PCA Finance Corp., Sr. Notes
8,455	11.875%, 8/1/09	8,962,300
	Penny (JC) Co., Inc.
1,875	8.00%, 3/1/10	2,114,063
		$13,459,238

Semiconductors — 0.6%
	Amkor Technologies, Inc.
4,810	5.75%, 6/1/06	4,431,213
	Amkor Technologies, Inc., Sr. Sub. Notes
4,075	10.50%, 5/1/09	3,840,688
	Chippac International Ltd.
520	12.75%, 8/1/09	557,050
	Freescale Semiconductor, Sr. Notes
550	6.875%, 7/15/11 (4)	556,875
	ON Semiconductor Corp.
70	12.00%, 5/15/08	79,275

	ON Semiconductor Corp., Sr. Notes
2,601	12.00%, 3/15/10	2,991,150
		$12,456,251

Services — 0.3%
	Kindercare Learning Centers, Inc., Sr. Sub. Notes
5,375	9.50%, 2/15/09	5,495,938
		$5,495,938

Telecommunications — 3.1%
	Alamosa Delaware, Inc., Sr. Notes
1,690	8.50%, 1/31/12 (4)	1,660,425
	Alaska Communications Systems Holdings, Inc.
5,000	9.875%, 8/15/11	5,100,000
	American Tower, L.P., Sr. Notes
9,535	9.375%, 2/1/09	10,226,288
	Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes
5,260	10.125%, 6/15/13	5,444,100
	Cincinnati Bell, Inc., Sr. Sub. Notes
370	8.375%, 1/15/14	327,450
	Dobson Communications Corp., Sr. Notes
3,995	10.875%, 7/1/10	3,495,625
	Marconi Corp. PLC, Series A
2,656	8.00%, 4/30/08 (4)	2,875,632
	Nextel Communications, Inc., Sr. Notes
6,225	7.375%, 8/1/15	6,567,375
	Nextel Partners, Inc., Sr. Notes
1,918	12.50%, 11/15/09	2,234,470
	Nortel Networks Ltd.
925	6.125%, 2/15/06	928,469
1,315	4.25%, 9/1/08	1,254,181
	Qwest Capital Funding, Inc.
3,405	7.90%, 8/15/10	3,047,475
	Qwest Corp.
7,015	13.50%, 12/15/10 (4)	8,251,394
2,000	8.875%, 3/15/12 (4)	2,210,000
	Qwest Services Corp.
4,015	14.00%, 12/15/14 (4)	4,838,075
	Triton PCS, Inc.
2,765	8.50%, 6/1/13	2,585,275
	TSI Telecommunication, Series B
2,000	12.75%, 2/1/09	2,160,000

	Western Wireless, Sr. Notes
2,285	9.25%, 7/15/13	2,347,838
		$65,554,072

Textiles — 0.1%
	Avondale Mills, Inc., Sr. Sub. Notes
2,180	10.25%, 7/1/13	1,122,700
		$1,122,700

Tobacco — 0.1%
	North Atlantic Trading Co., Sr. Notes
1,985	9.25%, 3/1/12	1,955,225
		$1,955,225

Transportation — 0.1%
	OMI Corp., Sr. Notes
2,505	7.625%, 12/1/13	2,467,425
		$2,467,425

Utilities — 3.7%
	AES Corp., Sr. Notes
4,500	8.75%, 6/15/08	4,764,375
6,000	9.50%, 6/1/09	6,540,001
6,965	8.75%, 5/15/13 (4)	7,644,088
945	9.00%, 5/15/15 (4)	1,037,138
	Alpha Natural Resources, Sr. Notes
1,370	10.00%, 6/1/12 (4)	1,479,600
	Calpine Corp., Sr. Notes
2,815	8.25%, 8/15/05	2,632,025
1,830	7.625%, 4/15/06	1,560,075
1,020	10.50%, 5/15/06	892,500
13,145	8.50%, 7/15/10 (4)	10,647,450
	Dynegy Holdings, Inc., Sr. Notes
825	6.875%, 4/1/11	746,625
10,670	10.125%, 7/15/13 (4)	11,817,025
	Illinois Power
2,430	7.50%, 6/15/09	2,697,300
	Mission Energy Holding Co.
2,115	13.50%, 7/15/08	2,633,175
	NRG Energy, Inc., Sr. Notes
5,805	8.00%, 12/15/13 (4)	5,964,638
	Orion Power Holdings, Inc., Sr. Notes
12,415	12.00%, 5/1/10	14,960,075
	Reliant Energy, Inc.
1,770	9.25%, 7/15/10	1,893,900
		$77,909,990

Waste Management — 0.2%
	Waste Services, Inc., Sr. Sub. Notes
3,525	9.50%, 4/15/14 (4)	3,648,375
		$3,648,375

Wireless Communication Services — 0.5%
	LCI International, Inc., Sr. Notes
3,150	7.25%, 6/15/07	2,850,750
	Rural Cellular Corp.
2,000	5.61%, 3/15/10 (4)	2,065,000
	Telemig Celular SA/Amazonia Celular SA
1,755	8.75%, 1/20/09 (4)	1,658,475
	UbiquiTel Operating Co., Sr. Notes
2,120	9.875%, 3/1/11	2,114,700
	US Unwired, Inc.
2,240	10.00%, 6/15/12 (4)	2,290,400
		$10,979,325

Total Corporate Bonds & Notes (identified cost $941,572,732)		$972,582,579

Commercial Paper — 0.4%

Principal Amount (000’s ommitted)	Security	Value

Banks and Money Services — 0.4%
	CXC, Inc.
8,000	1.26%, 8/5/04	7,998,600
		$7,998,600

Total Commercial Paper (identified cost $7,998,600)		$7,998,600

Short-Term Investments — 1.4%

Principal Amount	Maturity Date	Borrower	Rate	Amount
29,403,000	08/02/04	Investors Bank & Trust Company Time Deposit	1.34%	29,403,000

Total Short-Term Investments (at amortized cost)				$29,403,000

Total Investments — 147.6% (identified cost $3,058,300,004)	$3,089,764,465

Other Assets, Less Liabilities — (2.2)%	$(46,093,228)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (45.4)%	$(950,069,820)

Net Assets Applicable to Common Shares— 100.0%	$2,093,601,417

Note	–

The Portfolio has made commitments to fund specified amounts under certain existing credit arrangements.  Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $9,219,838 as of July 31, 2004.

PIK	–	Payment In Kind.

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)		A portion of this security is on loan at July 31, 2004.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2004 the aggregate value of the securities is $251,711,201 or 12.0% of the net assets.

(5)		All or a portion of these securities represents collateral held in connection with securities lending.

See notes to financial statements

The Fund did not have any open financial instruments at July 31, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$3,061,460,634

Gross unrealized appreciation	$55,008,669

Gross unrealized depreciation	(26,704,838)

Net unrealized appreciation	$28,303,831

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer

Date:	September 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer

Date:	September 21, 2004

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	September 21, 2004